Goodwill - Changes in Carrying Amount (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Beginning Balance	$ 1,545,424,000	$ 1,547,397,000
Goodwill	3,270,952,000	1,545,424,000
Currency translation adjustments	(3,144,000)	(2,600,000)
Ending Balance	3,270,952,000	1,545,424,000
Netspend Holdings Inc
Goodwill [Line Items]
Tax adjustment	584,000	627,000
TransFirst
Goodwill [Line Items]
Goodwill	1,728,088,000
Issuer Solutions
Goodwill [Line Items]
Beginning Balance	98,090,000	100,690,000
Currency translation adjustments	(3,144,000)	(2,600,000)
Ending Balance	94,946,000	98,090,000
Merchant Solutions
Goodwill [Line Items]
Beginning Balance	413,748,000	413,748,000
Ending Balance	2,141,836,000	413,748,000
Merchant Solutions | TransFirst
Goodwill [Line Items]
Goodwill	1,728,088,000
Netspend
Goodwill [Line Items]
Beginning Balance	1,033,586,000	1,032,959,000
Ending Balance	1,034,170,000	1,033,586,000
Netspend | Netspend Holdings Inc
Goodwill [Line Items]
Tax adjustment	$ 584,000	$ 627,000